Basis of consolidation (Details) shares in Thousands, R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$) shares
Banco Santander Brasil S A [Member] | Atual Servicosde Recuperacaode Creditos Meios Digitais S A [Member]
IfrsStatementLineItems [Line Items]
Activity	Financial
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 50,159
Direct participation	100.00%
Proportion of ownership interest in subsidiary	100.00%
Banco Santander Brasil S A [Member] | Aymore Credit Financiamen To Investimen To S A [Member]
IfrsStatementLineItems [Line Items]
Activity	Means of Payment
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 90,000
Direct participation	100.00%
Proportion of ownership interest in subsidiary	100.00%
Banco Santander Brasil S A [Member] | B E N Beneficios E Servicos S A [Member]
IfrsStatementLineItems [Line Items]
Activity	Other Activities
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 10,001
Direct participation	100.00%
Proportion of ownership interest in subsidiary	100.00%
Banco Santander Brasil S A [Member] | Esfera Fidelidade S A [Member]
IfrsStatementLineItems [Line Items]
Activity	Tecnology
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 381
Direct participation	80.00%
Proportion of ownership interest in subsidiary	80.00%
Banco Santander Brasil S A [Member] | Gestao Integradade Recebiveisdo Agronegocio S A [Member]
IfrsStatementLineItems [Line Items]
Activity	Collection Management and Credit Recovery
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 257,306
Direct participation	100.00%
Proportion of ownership interest in subsidiary	100.00%
Banco Santander Brasil S A [Member] | Rojo Entretenimento S A [Member]
IfrsStatementLineItems [Line Items]
Activity	Collection Management and Credit Recovery
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 31,857
Direct participation	100.00%
Proportion of ownership interest in subsidiary	100.00%
Banco Santander Brasil S A [Member] | Sanb Promotora De Vendas E Cobranca Ltda [Member]
IfrsStatementLineItems [Line Items]
Activity	Other Activities
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 7,417
Direct participation	94.60%
Proportion of ownership interest in subsidiary	94.60%
Banco Santander Brasil S A [Member] | Sancap Investimentos E Participacoes S A [Member]
IfrsStatementLineItems [Line Items]
Activity	Other Activities
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 30,988
Direct participation	100.00%
Proportion of ownership interest in subsidiary	100.00%
Banco Santander Brasil S A [Member] | Santander Brasil Administradora De Consorcio Ltda [Member]
IfrsStatementLineItems [Line Items]
Activity	Holding
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 23,538,159
Direct participation	100.00%
Proportion of ownership interest in subsidiary	100.00%
Banco Santander Brasil S A [Member] | Santander Brasil Tecnologia S A [Member]
IfrsStatementLineItems [Line Items]
Activity	Buying Club
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 575,670
Direct participation	100.00%
Proportion of ownership interest in subsidiary	100.00%
Banco Santander Brasil S A [Member] | Santander Corretorade Titulose Valores Mobiliarios S A [Member]
IfrsStatementLineItems [Line Items]
Activity	Broker
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 14,067,640
Direct participation	99.99%
Proportion of ownership interest in subsidiary	99.99%
Quantity of Shares or Quotas Owned - Preferred Shares | shares	14,067,640
Banco Santander Brasil S A [Member] | Santander Corretora De Seguros Investimentos Servicos S A Santander Corretora De Seguros [Member]
IfrsStatementLineItems [Line Items]
Activity	Broker
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 7,184
Direct participation	100.00%
Proportion of ownership interest in subsidiary	100.00%
Banco Santander Brasil S A [Member] | Santander Holding Imobiliaria S A [Member]
IfrsStatementLineItems [Line Items]
Activity	Holding
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 558,601
Direct participation	100.00%
Proportion of ownership interest in subsidiary	100.00%
Banco Santander Brasil S A [Member] | Santander Leasing S A Arrendamento Mercantil [Member]
IfrsStatementLineItems [Line Items]
Activity	Leasing
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 164
Direct participation	100.00%
Proportion of ownership interest in subsidiary	100.00%
Banco Santander Brasil S A [Member] | Santander Tecnologiae Inovacao Ltda [Member]
IfrsStatementLineItems [Line Items]
Activity	Other Activities
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 241,941
Direct participation	100.00%
Proportion of ownership interest in subsidiary	100.00%
Banco Santander Brasil S A [Member] | S X Negocios Ltda [Member]
IfrsStatementLineItems [Line Items]
Activity	Other Activities
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 75,050
Direct participation	100.00%
Proportion of ownership interest in subsidiary	100.00%
Banco Santander Brasil S A [Member] | Paytec Tecnologiaem Pagamentos Ltda [Member]
IfrsStatementLineItems [Line Items]
Activity	Other Activities
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 192,000
Direct participation	100.00%
Proportion of ownership interest in subsidiary	100.00%
Aymore C F I [Member] | Bank P S A [Member]
IfrsStatementLineItems [Line Items]
Activity	Bank
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 105
Direct participation	50.00%
Proportion of ownership interest in subsidiary	50.00%
Aymore C F I [Member] | Bank Hyundai Capital Brasil S A [Member]
IfrsStatementLineItems [Line Items]
Activity	Bank
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 150,000
Direct participation	50.00%
Proportion of ownership interest in subsidiary	50.00%
Aymore C F I [Member] | Solutions 4 Fleet [Member]
IfrsStatementLineItems [Line Items]
Activity	Tecnology
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 328
Direct participation	80.00%
Proportion of ownership interest in subsidiary	80.00%
Controlled By Santander Leasing [Member] | Bank Bandepe S A [Member]
IfrsStatementLineItems [Line Items]
Activity	Bank
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 3,589
Direct participation	100.00%
Proportion of ownership interest in subsidiary	100.00%
Controlled By Santander Leasing [Member] | P I Distribuidora De Titulos E Valores Mobiliarios S A [Member]
IfrsStatementLineItems [Line Items]
Activity	Distributor
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 461
Direct participation	100.00%
Proportion of ownership interest in subsidiary	100.00%
Sancap [Member] | Santander Capitalizacao S A [Member]
IfrsStatementLineItems [Line Items]
Activity	Capitalization
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 64,615
Direct participation	100.00%
Proportion of ownership interest in subsidiary	100.00%
Sancap [Member] | Evidence Previdencia S A [Member]
IfrsStatementLineItems [Line Items]
Activity	Private Pension
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 42,819,564
Direct participation	100.00%
Proportion of ownership interest in subsidiary	100.00%
Sancap [Member] | Summer Empreendimentos Ltda [Member]
IfrsStatementLineItems [Line Items]
Activity	Other Activities
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 17,084
Direct participation	0.00%
Proportion of ownership interest in subsidiary	100.00%
Sancap [Member] | Ape Tecnologiae Negocios Imobiliarios S A [Member]
IfrsStatementLineItems [Line Items]
Activity	Technology
Direct participation	0.00%
Proportion of ownership interest in subsidiary	90.00%
Quantity Of Shares Or Quotas Owned Common Shares And Quotas	R$ 3,808
Controlling Entity Controlled By Santander Corretora De Titulos De Valores Mobiliarios Ltda [Member] | Toro Corretorade Titulose Valores Mobiliarios Ltda [Member]
IfrsStatementLineItems [Line Items]
Activity	Broker
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 21,726
Direct participation	0.00%
Proportion of ownership interest in subsidiary	63.00%
Controlling Entity Controlled By Santander Corretora De Titulos De Valores Mobiliarios Ltda [Member] | Toro Investimentos S A [Member]
IfrsStatementLineItems [Line Items]
Activity	Investments
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 44,101
Direct participation	0.00%
Proportion of ownership interest in subsidiary	14.78%
Controlling Entity Controlled By Toro Corretora De Titulos De Valores Mobiliarios Ltda [Member] | Toro Investimentos S A [Member]
IfrsStatementLineItems [Line Items]
Activity	Investments
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 228,461
Direct participation	0.00%
Proportion of ownership interest in subsidiary	76.55%
Jointly Controlled Companies By Sancap [Member] | Santander Auto S A [Member]
IfrsStatementLineItems [Line Items]
Activity	Technology
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 22,452
Direct participation	0.00%
Proportion of ownership interest in subsidiary	50.00%
Controlled By Toro Investimentos S A [Member] | Monetus Investimentos S A [Member]
IfrsStatementLineItems [Line Items]
Activity	Investments
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 918,264
Direct participation	0.00%
Proportion of ownership interest in subsidiary	100.00%
Controlled By Toro Investimentos S A [Member] | Mobills Labs Solucoesem Tecnologia Ltda. [Member]
IfrsStatementLineItems [Line Items]
Activity	Technology
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 1,122,000
Direct participation	0.00%
Proportion of ownership interest in subsidiary	100.00%
Controlled By Mobillis Labs Solucoesem Tecnologia Ltda [Member] | Mob Solucoesem Tecnologia Ltda [Member]
IfrsStatementLineItems [Line Items]
Activity	Technology
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 20
Direct participation	0.00%
Proportion of ownership interest in subsidiary	100.00%
Controlled By Monetus Investimentos S A [Member] | Mobills Corretora De Seguros Ltda [Member]
IfrsStatementLineItems [Line Items]
Activity	Broker
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 510
Direct participation	0.00%
Proportion of ownership interest in subsidiary	100.00%